Related party transactions - Archer Transactions (Details) $ / shares in Units, € in Millions, £ in Millions						12 Months Ended
		May 27, 2017	Apr. 25, 2017 USD ($) $ / shares	Mar. 06, 2015 USD ($)	Feb. 05, 2014 GBP (£)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 NOK (kr)	Apr. 30, 2017 USD ($)	Dec. 31, 2016 EUR (€)	May 27, 2016 USD ($)	Jul. 14, 2014 USD ($)	Dec. 09, 2013 EUR (€)	Jul. 31, 2013 USD ($)	Mar. 07, 2013 USD ($)
Related Party Transaction [Line Items]
Investment income, net	[1]					$ 60,000,000	$ 66,000,000	$ 67,000,000
Net gain on debt extinguishment						19,000,000	47,000,000	8,000,000
Maximum potential future payment						4,111,000,000	5,680,000,000
Revenues related party						$ 110,000,000	$ 100,000,000	$ 119,000,000
Archer Limited (Archer)
Related Party Transaction [Line Items]
Ownership interest (as percent)			31.89%			15.69%	39.72%	39.90%	15.69%		39.72%
Performance Guarantee
Related Party Transaction [Line Items]
Maximum potential future payment	[2],[3],[4]					$ 1,213,000,000	$ 1,403,000,000
Affiliated Entity | Metrogas
Related Party Transaction [Line Items]
Subordinated loan from related party				$ 50,000,000				$ 50,000,000
Payments to acquire loans receivable				51,000,000
Accrued commitment fee and interest				$ 1,000,000
Interest rate on related party debt (as percent)				7.50%
Commitment fee (as a percent)				1.00%
Net amount								$ 0
Convertible Subordinated Loan Receivable, Gain (Loss) on Conversion Option, Related Party						4,000,000
Equity Method Investee | Seabras Sapura Participacoes and Seabras Sapura Holdco [Member]
Related Party Transaction [Line Items]
Accrued commitment fee and interest						6,000,000	6,000,000
Equity Method Investee | Archer Limited (Archer)
Related Party Transaction [Line Items]
Subordinated loan from related party							58,000,000
Interest rate on related party debt (as percent)		10.00%	5.50%
Ownership interest (as percent)								39.89%
Receivable from shipyard												$ 75,000,000
Common stock threshold value for transition to equity method						0
Investment income, net						3,000,000	8,000,000	$ 3,000,000
Net gain on debt extinguishment						$ 1,000,000
Maximum potential future payment								250,000,000								$ 100,000,000
Guarantee fee percentage (as percent)						1.25%			1.25%
Notes receivable			$ 37,000,000
Convertible Subordinated Loan Receivable, Conversion Price, Related Party | $ / shares			$ 2.083
Convertible Subordinated Loan Receivable, Subscription Price Premium, Related Party			75.00%
SG&A expenses from transactions with related party						$ 100,000	1,000,000	4,000,000
Equity Method Investee | Archer Limited (Archer) | Guarantee Fees Reimbursed
Related Party Transaction [Line Items]
Revenues related party						800,000	3,900,000	$ 3,600,000.0
Equity Method Investee | Archer Limited (Archer) | Financial Guarantee
Related Party Transaction [Line Items]
Maximum potential future payment											€ 48.4		$ 20,000,000	€ 48.4
Guarantee fee percentage (as percent)													1.25%	1.25%	1.25%
Maximum additional potential future payment															$ 100,000,000
Guarantee outstanding						0	25,000,000
Amount extinguished										$ 25,000,000
Cash payment proposed for restructure of liability							28,000,000
Equity Method Investee | Archer Limited (Archer) | Property Lease Guarantee
Related Party Transaction [Line Items]
Maximum potential future payment | £					£ 10
Guarantee period					10 years
Guarantee outstanding						10,000,000	10,000,000
Equity Method Investee | Archer Limited (Archer) | Performance Guarantee
Related Party Transaction [Line Items]
Maximum potential future payment						8,000,000			kr 66,000,000
Equity Method Investee | Archer Limited | Financial Guarantee
Related Party Transaction [Line Items]
Guarantee outstanding						0	25,000,000
Amount extinguished										2,500,000
Equity Method Investee | Archer Norge AS | Financial Guarantee
Related Party Transaction [Line Items]
Guarantee outstanding						$ 0	$ 3,000,000
Amount extinguished										$ 300,000
Convertible Subordinated Debt | Equity Method Investee | Archer Limited (Archer)
Related Party Transaction [Line Items]
Due from related parties			$ 45,000,000

[1]	Includes transactions with related parties. Refer to Note 30 "Related party transactions".
[2]	Guarantees to Archer - Within guarantees provided to customers are guarantees provided on behalf of Archer of $8 million (2016: $8 million). There were no guarantees in favor of banks provided on behalf of Archer as at December 31, 2017 as these were settled during the year (2016: $253 million and EUR 24 million ($25 million)). Guarantees in favor of suppliers include guarantees on behalf of Archer of GBP 7 million ($10 million) (2016: GBP 8 million ($10 million)). As of December 31, 2016, we recognized a $28 million contingent liability to reflect the potential cash settlement of the guarantees. Refer to Note 30 "Related party transactions" for more information.
[3]	Guarantees to SeaMex - Within guarantees in favor of customers are guarantees provided on behalf of SeaMex of $30 million (2016: $30 million). Guarantees in favor of banks includes guarantees on behalf of SeaMex of nil (2016: $0 million). Refer to Note 30 "Related party transactions" for more information.
[4]	Guarantees to Seadrill Partners - Within guarantees in favor of customers are guarantees provided on behalf of Seadrill Partners of $165 million (2016: $185 million). After the insulation of Seadrill Partners from Seadrill in August 2017 there were no guarantees in favor of banks provided on behalf of Seadrill Partners (2016: $621 million). Guarantees in favor of suppliers includes guarantees on behalf of Seadrill Partners of $0.6 million (2016: $0.4 million). Refer to Note 30 "Related party transactions" for more information.